Issued Capital - Summary of Capital Issued (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,626,211	$ 3,599,203
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,626,211	$ 3,599,203